Condensed consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [LineItems]
Premium income	€ 7,532	€ 7,867
Investment income	3,930	3,734
Fee and commission income	1,431	1,327
Other revenues	0	4
Total revenues	12,894	12,933
Income from reinsurance ceded	1,487	1,686
Results from financial transactions	(43,202)	13,477
Other income	308	41
Total income	(28,513)	28,136
Benefits and expenses	(29,510)	26,268
Impairment charges / (reversals)	54	3
Interest charges and related fees	180	167
Other charges	(3)	58
Total charges	(29,278)	26,497
Share in profit / (loss) of joint ventures	145	136
Share in profit / (loss) of associates	76	13
Result before tax	985	1,788
Income tax (expense)/benefit	(130)	(331)
Net result	856	1,457
Net result attributable to:
Owners of Aegon N.V.	810	1,448
Non-controlling interests	€ 45	€ 9
Earnings per share (EUR per share)
Basic earnings per common	€ 0.39	€ 0.69
Diluted earnings per common	0.39	0.69
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common	0.01	0.02
Diluted earnings per common	€ 0.01	€ 0.02